PLANT AND EQUIPMENT, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
PLANT AND EQUIPMENT, NET
Buildings and Improvements Gross Collateral To Bank Loan	¥ 19,827		¥ 20,565
Depreciation	6,812		9,116	¥ 10,226
Impairment on plant and equipment	¥ 60,652	$ 9,352	¥ 24,012	¥ 4,213